Cover	Mar. 29, 2022
Cover [Abstract]
Entity Registrant Name	Data I/O Corporation
Entity Central Index Key	0000351998
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 29, 2022
Entity Incorporation State Country Code	WA
Entity Tax Identification Number	91-0864123
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	0-10394
Entity Address Address Line 1	6645 185th Ave. N.E
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Redmond
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98052
City Area Code	425
Local Phone Number	881-6444
Security 12b Title	Common Stock
Trading Symbol	DAIO
Security Exchange Name	NASDAQ